Goodwill and other intangible assets - Goodwill and intangible asset by segment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 8,587	$ 9,060
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	8,946	8,926
Alcon brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,980	2,980
Acquired in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	775	739
Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	28	60
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,744	2,018
Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,622	2,861
Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	438	402
Operating segments | Surgical
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,064	4,260
Operating segments | Surgical | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,564	4,544
Operating segments | Surgical | Acquired in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	562	564
Operating segments | Surgical | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	28	60
Operating segments | Surgical | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	581	534
Operating segments | Surgical | Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,622	2,861
Operating segments | Surgical | Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	271	241
Operating segments | Vision Care
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,543	1,820
Operating segments | Vision Care | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,382	4,382
Operating segments | Vision Care | Acquired in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	213	175
Operating segments | Vision Care | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,163	1,484
Operating segments | Vision Care | Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	167	161
Not allocated to segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,980	2,980
Not allocated to segments | Alcon brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 2,980	$ 2,980